Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of consolidated financial statements since the acquisition dates
December 4, 2020
Purchase consideration	$2,510,229

Net assets acquired,
Cash	1,016
Accounts receivable	129,877
Prepayment	15,500
Other receivables	115,625
Property, plant and equipment	11,236
Intangible assets	847,181
Short term borrowing	(160,335)
Receipt in advance	(15,608)
Accounts payable	(159,729)
Other payable	(1,180,087)
Deferred tax liabilities	(211,796)
(607,120)
Non-controlling interest	(731,858)
Goodwill	3,849,207

March 17, 2021
Purchase consideration	-
Cash consideration	$110,232,401
Share based payment	12,395,710
122,628,111
Net assets acquired,
Cash	1,639,102
Prepayment, Deposit and other receivables (current)	1,205,027
Accounts receivable	1,844,197
Bills receivable	14,944
Amount due from related parties	389,775
Property, plant and equipment	1,133,622
Intangible assets	72,832,550
Accounts payable	(2,789,224)
Contract liabilities	(271,995)
Other payable	(5,989,133)
Amount due to related parties	(340,220)
Short term loan	(6,815,175)
Tax payable	(22,069)
Long-term payable	(913,061)
Deferred Tax Liability Arising from IA (tax rate 15%)	(10,911,952)
Exchange reserve	(186,386)

Goodwill	71,808,110

Schedule of purchase price allocation
	LUOKUNG	SALEYA	Pro forma		Pro forma
	Technology	HOLDINGS	Adjustments		Consolidated
	(historical)	(historical)
Revenues	$18,263,788	$6,693,061	$(93,702)	[1]	$24,863,147
Cost of revenues	17,479,479	7,239,558	7,152,609	[1], [2]	31,871,646
GROSS PROFIT (LOSS)	784,309	(546,497)	(7,246,311)		(7,008,499)
Operating expenses	41,035,162	7,270,900	165,582		48,471,644
Loss from operations	(40,250,853)	(7,817,397)	(7,411,893)		(55,480,143)
Other income, net	193,888	274,055			467,943
NET LOSS	(40,056,965)	(7,543,342)	(7,411,893)		(55,012,200)
Less: Net loss attributable to non-controlling interest	191,325	-			191,325
Net loss attributable to owners of LKCO	(39,865,640)	(7,543,342)			(54,820,875)
COMPREHENSIVE LOSS	$(42,994,039)	$(8,449,399)	(7,411,893)		$(58,855,331)
Net loss per share - basic and diluted	(0.18)				(0.17)
Weighted average shares outstanding-basis and diluted	221,984,037		94,941,399	[3]	316,925,436

[1]	To eliminate intercompany transactions
[2]	To record amortization of intangible assets.
[3]	To adjust the weighted average number of ordinary shares which would have been outstanding during the year had the Acquisition occurred on the first day of the year presented.